United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/08

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 August 15, 2008
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             31
Form 13 Information Table Value Total:             275,030 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS        SOLE   SHARED  NONE


AMBAC FINANCIAL GROUP 	COM	023139108	368 	274,810 	SH				SOLE				274,810
BANKUNITED FINANCIAL  	COM	06652B103	42 	43,795 		SH				SOLE				43,795
BLUE NILE, INC. CMN	COM	09578R103	6,165 	145,000 	SH				SOLE				145,000
BROOKFIELD HOMES CORP	COM	112723101	3,310 	269,515 	SH				SOLE				269,515
DINEEQUITY, INC. 	COM	254423106	3,736 	100,000 	SH				SOLE				100,000
DOWNEY FINANCIAL CORP 	COM	261018105	948 	342,311 	SH				SOLE				342,311
GOLDCORP INC CMN	COM	380956409	27,702 	600,000 	SH				SOLE				600,000
HOVNANIAN K ENTERPRISES COM	442487203	718 	131,000 	SH				SOLE				131,000
INDYMAC BANCORP, INC. 	COM	456607100	218 	351,545 	SH				SOLE				351,545
MARKET VECTORS ETF GOLD	ETF	57060U100	14,577 	300,000 	SH				SOLE				300,000
MBIA INC CMN		COM	55262C100	680 	155,000 	SH				SOLE				155,000
OVERSTOCK.COM INC DEL 	COM	690370101	11,379 	438,499 	SH				SOLE				438,499
POOL CORP 		COM	73278L105	3,187 	179,446 	SH				SOLE				179,446
PORTFOLIO RECOVERY	COM	73640Q105	3,900 	104,000 	SH				SOLE				104,000
PROSHARES TRUST ETF	ETF	74347R552	26,250 	250,000 	SH				SOLE				250,000
PUT/DIN(DINUI)  	PUT	254423106	468 	500 		PUT				SOLE				500
PUT/PRAA(PBBUF) 	PUT	73640Q105	6 	50 		PUT				SOLE				50
PUT/SHLD(KTQUO) 	PUT	812350106	855 	1,000 		PUT				SOLE				1,000
PUT/SHLD(KTQUP) 	PUT	812350106	1,150 	1,000 		PUT				SOLE				1,000
RADIAN GROUP INC. 	COM	750236101	254 	175,000 	SH				SOLE				175,000
RICK'S CABARET INT	COM	765641303	3,360 	200,000 	SH				SOLE				200,000
SEARS HOLDINGS CORP	COM	812350106	7,366 	100,000 	SH				SOLE				100,000
SPDR GOLD TRUST ETF	ETF	78463V107	91,400 	1,000,000 	SH				SOLE				1,000,000
ST. JOE COMPANY 	COM	790148100	3,501 	102,000 	SH				SOLE				102,000
TEMPUR-PEDIC INTL INC.  COM	88023U101	1,362 	174,403 	SH				SOLE				174,403
TRIAD GUARANTY INC 	COM	895925105	86 	83,000 		SH				SOLE				83,000
TRUE RELIGION APPAREL 	COM	89784N104	8,768 	329,000 	SH				SOLE				329,000
ULTRASHORT QQQ PROSHARES ETF	74347R875	44,830 	1,000,000 	SH				SOLE				1,000,000
UNDER ARMOUR, INC. 	COM	904311107	2,897 	113,000 	SH				SOLE				113,000
VISTAPRINT LIMITED 	COM	G93762204	1,338 	50,000 		SH				SOLE				50,000
WORLD ACCEP CORP DEL 	COM	981419104	4,209 	125,000 	SH				SOLE				125,000


